Payroll, Social Charges and Accruals (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Payroll, social charges and accruals		R$ 252,789	R$ 604,810
Social Security Liabilities [Member]
IfrsStatementLineItems [Line Items]
Payroll, social charges and accruals		58,376	64,037
Social Security Liabilities [Member] | Taxes And Social Contribution [Member]
IfrsStatementLineItems [Line Items]
Payroll, social charges and accruals		42,829	46,245
Social Security Liabilities [Member] | Social Security Charges On Paid Vacation And 13th Salary [Member]
IfrsStatementLineItems [Line Items]
Payroll, social charges and accruals		15,547	17,792
Labor Liabilities [Member]
IfrsStatementLineItems [Line Items]
Payroll, social charges and accruals		194,413	540,773
Labor Liabilities [Member] | Payroll Net [Member]
IfrsStatementLineItems [Line Items]
Payroll, social charges and accruals	[1]	47,462
Labor Liabilities [Member] | Vacation [Member]
IfrsStatementLineItems [Line Items]
Payroll, social charges and accruals		95,930	107,471
Labor Liabilities [Member] | Provisions By Performances And Profit Sharing [Member]
IfrsStatementLineItems [Line Items]
Payroll, social charges and accruals		47,726	364,701
Labor Liabilities [Member] | Voluntary Retirement Program [Member]
IfrsStatementLineItems [Line Items]
Payroll, social charges and accruals		2,895	68,601
Labor Liabilities [Member] | Other Liabilitites [Member]
IfrsStatementLineItems [Line Items]
Payroll, social charges and accruals		R$ 400

[1]	Refers to the provision for the salary adjustment referring to the Collective Labour Agreement approved in January 2023, with retroactive effects to October 2022 (base date of the agreement).